Annual Fund Operating Expenses	12 Months Ended
Oct. 31, 2013
Vanguard International Explorer Fund - Investor Shares | Vanguard International Explorer Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.36%
Vanguard Mid-Cap Growth Fund - Investor Shares | Vanguard Mid-Cap Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.51%
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares | Vanguard Emerging Markets Government Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.34%
Vanguard High Dividend Yield Index Fund - Investor Shares | Vanguard High Dividend Yield Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%
Vanguard High Dividend Yield Index Fund - ETF Shares | Vanguard High Dividend Yield Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Selected Value Fund - Investor Shares | Vanguard Selected Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%
Vanguard Emerging Markets Government Bond Index Fund - Investor Shares | Vanguard Emerging Markets Government Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.36%
12b-1 Distribution Fee	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.49%
Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares | Vanguard Emerging Markets Government Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.30%
Vanguard Emerging Markets Government Bond Index Fund - ETF Shares | Vanguard Emerging Markets Government Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.35%